Note 8 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Note 7 - Leases - Future Minimum Lease Payments (Details)
2019 (remaining 6 months)	$ 116	$ 239
2020	227
2021	232
2022	236
2023	80
Total future minimum lease payments	891
Less: imputed interest	(148)
Total	$ 743	$ 239